STRUCTURED ENTITIES	12 Months Ended
Dec. 31, 2020
Disclosure of unconsolidated structured entities [line items]
STRUCTURED ENTITIES
NOTE 47: STRUCTURED ENTITIES
The Group’s interests in structured entities are both consolidated and unconsolidated. Details of the Group’s interests in consolidated structured entities are set out in note 29 for securitisations and covered bond vehicles, note 34 for structured entities associated with the Group’s pension schemes, and below in part (A) and (B). Details of the Group’s interests in unconsolidated structured entities are included below in part (C).
(A)Asset-backed conduits
In addition to the structured entities discussed in note 29, which are used for securitisation and covered bond programmes, the Group sponsors an active asset-backed conduit, Cancara, which invests in client receivables and debt securities. The total consolidated exposure of Cancara at 31 December 2020 was £2,490 million (2019: £3,735 million), comprising £1,695 million of loans and advances (2019: £3,670 million) and £795 million of debt securities (2019: £65 million).
All lending assets and debt securities held by the Group in Cancara are restricted in use, as they are held by the collateral agent for the benefit of the commercial paper investors and the liquidity providers only. The Group provides liquidity facilities to Cancara under terms that are usual and customary for standard lending activities in the normal course of the Group’s banking activities. During 2020 there have continued to be planned drawdowns on certain liquidity facilities for balance sheet management purposes, supporting the programme to provide funding alongside the proceeds of the asset-backed commercial paper issuance. The Group could be asked to provide support under the contractual terms of these arrangements including, for example, if Cancara experienced a shortfall in external funding, which may occur in the event of market disruption.
The external assets in Cancara are consolidated in the Group’s financial statements.
(B)Consolidated collective investment vehicles and limited partnerships
The assets of the Insurance business held in consolidated collective investment vehicles, such as Open-Ended Investment Companies and limited partnerships, are not directly available for use by the Group. However, the Group’s investment in the majority of these collective investment vehicles is readily realisable. As at 31 December 2020, the total carrying value of these consolidated collective investment vehicle assets and liabilities held by the Group was £57,430 million (2019: £68,724 million).
The Group has no contractual arrangements (such as liquidity facilities) that would require it to provide financial or other support to the consolidated collective investment vehicles; the Group has not previously provided such support and has no current intentions to provide such support.
(C)Unconsolidated collective investment vehicles and limited partnerships
The Group’s direct interests in unconsolidated structured entities comprise investments in collective investment vehicles, such as Open-Ended Investment Companies, and limited partnerships with a total carrying value of £55,235 million at 31 December 2020 (2019: £38,177 million), included within financial assets designated at fair value through profit and loss (see note 16). These investments include both those entities managed by third parties and those managed by the Group. At 31 December 2020, the total asset value of these unconsolidated structured entities, including the portion in which the Group has no interest, was £2,473 billion (2019: £2,363 billion).
Given the nature of these investments, the Group’s maximum exposure to loss is equal to the carrying value of the investment. However, the Group’s investments in these entities are primarily held to match policyholder liabilities in the Insurance division and the majority of the risk from a change in the value of the Group’s investment is matched by a change in policyholder liabilities. The collective investment vehicles are primarily financed by investments from investors in the vehicles.
During the year the Group has not provided any non-contractual financial or other support to these entities and has no current intention of providing any financial or other support. There were no transfers from/to these unconsolidated collective investment vehicles and limited partnerships.
The Group considers itself the sponsor of a structured entity where it is primarily involved in the design and establishment of the structured entity and further where the Group transfers assets to the structured entity, markets products associated with the structured entity in its own name and/or provides guarantees regarding the structured entity’s performance.
The Group sponsors a range of diverse investment funds and limited partnerships where it acts as the fund manager or equivalent decision maker and markets the funds under one of the Group’s brands.
The Group earns fees from managing the investments of these funds. The investment management fees that the Group earned from these entities, including those in which the Group held no ownership interest at 31 December 2020, are reported in note 6.